Note 14 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Goodwill	$ 17,697	$ 18,269	$ 25,794	$ 21,919
Other intangible assets	24,478	21,308	21,151
Total	$ 42,175	$ 39,577	$ 46,945